UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22797

FS Global Credit Opportunities Fund—D

(Exact name of registrant as specified in charter)

Cira Centre 2929 Arch Street, Suite 675 Philadelphia, Pennsylvania	19104
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—D

Cira Centre

2929 Arch Street, Suite 675

Philadelphia, Pennsylvania 19104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of March 31, 2014, the Company invested $15,117 in the Fund, representing approximately 99.9% of the Company’s net assets (offset by approximately 0.1% of net liabilities and other assets) and approximately 20.0% of the Fund’s net assets. The Fund has included an unaudited schedule of investments as of March 31, 2014 in its Form N-Q filed with the Securities and Exchange Commission on May 30, 2014.

Notes to Schedule of Investments

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash or other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards. Valuation of the investments held by the Fund, including the Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Fund’s unaudited schedule of investments as of March 31, 2014 in its Form N-Q filed with the Securities and Exchange Commission on May 30, 2014.

As of March 31, 2014, the Company had net assets of $15,130, 1,488,303 common shares outstanding and an NAV per common share of approximately $10.17.

Item 2. Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3. Exhibits.

The certifications of the Company’s chief executive officer and chief financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—D

By:	/s/ Michael C. Forman
Name:	Michael C. Forman
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
Name:	Michael C. Forman
Title:	President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 30, 2014

By:	/s/ William Goebel
Name:	William Goebel
Title:	Chief Financial Officer
(Principal Financial Officer)
Date:	May 30, 2014